Income tax expense	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Income tax expense

NXT periodically earns revenues while operating outside of Canada in foreign jurisdictions. Payments made to NXT for services rendered to clients and branch offices in certain countries may be subject to foreign income and withholding taxes. Such taxes incurred are only recoverable in certain limited circumstances, including potential utilization in Canada as a foreign tax credit, or against future taxable earnings from the foreign jurisdictions.

For the year ended December 31, 2018, NXT recorded foreign income and withholding taxes of $0 (2017 - $75,545).

Income tax expense is different from the expected amount that would be computed by applying the statutory Canadian federal and provincial income tax rates to NXT's income (loss) before income taxes as follows:

	2018	2017	2016
Net loss before income taxes	$(6,968,511)	$(8,894,853)	$(8,725,051)
Canadian statutory income tax rate	27%	27%	27%
Income tax (recovery) at statutory income tax rate	(1,881,509)	(2, 401,610)	(2,355,764)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	99,919	156,966	223,463
Change in statutory tax rates	-	962,486	-
Foreign exchange adjustments	(131,555)	110,121	112,581
Foreign tax credit benefit	-	-	(256,500)
Non-taxable portion of capital gain	-	(50,525)	-
Other	(221,978)	91,668	(271,676)
	(2,135,122)	(1,130,894)	(2,547,896)
Change in valuation allowance	2,135,122	1,130,894	2,547,896
	-	-	-
Income taxes in foreign jurisdictions	-	75,545	374,511
Income tax expense (recovery)	-	75,545	374,511

On December 22, 2017, The Tax Cuts and Jobs Act (the “Act”) was enacted in the United States. This has resulted in a decrease in the US Federal tax rate from 35% to 21%.

A valuation allowance has been provided for the potential financial statement value of the Company’s deferred income tax assets, due to uncertainty regarding the amount and timing of their potential future utilization, as follows:

	2018	2017	2016
Net operating losses carried forward:
Canada (expiration dates 2027 to 2039)	$9,563,701	$8,180,209	$6,747,506
USA (expiration dates 2020 to 2026)	1,569,976	1,443,729	2, 575,389
Timing differences on property & equipment
and financing costs	2,109,557	2,012,709	1,789,311
SRED Expenditures	396,020	215,303	215,303
Foreign Tax Credit	371,133	371,133	371,133
	14,010,387	12,223,083	11,059,946
Intellectual property	(5,306,796)	(5,761,674)	(6, 216,552)
	8,703,591	6,461,409	5,482,090
Less valuation allowance	(8,703,591)	(6,461,409)	(5,482,090)
	-	-	-